Inventory - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory
Total	$ 324,878	$ 291,768
Provision for inventory/trade receivables
Inventory
Total	(20,736)	(38,384)	$ (36,985)
Cost/gross carrying amount
Inventory
Finished products	106,026	121,969
Semi-finished products	85,458	65,054
Raw materials	30,128	17,511
Auxiliary materials and consumables	81,261	104,972
Imports in transit	41,878	20,631
Other	$ 863	$ 15